Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Schedule of Exchange Rates of Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Argentina | ARS
Foreign Exchange Rates [Line Items]
Average rate	94.9	71.9
Year-end spot rate	102.6	84.1
Brazil | BRL
Foreign Exchange Rates [Line Items]
Average rate	5.4	4.6
Year-end spot rate	5.6	5.2
Chile | CLP
Foreign Exchange Rates [Line Items]
Average rate	758.5	730.0
Year-end spot rate	850.3	711.2
Colombia | COP
Foreign Exchange Rates [Line Items]
Average rate	3,741.8	3,354.8
Year-end spot rate	3,981.2	3,432.5
Ecuador | USD
Foreign Exchange Rates [Line Items]
Average rate	1.0	1.0
Year-end spot rate	1.0	1.0
Egypt | EGP
Foreign Exchange Rates [Line Items]
Average rate	15.7	15.8
Year-end spot rate	15.8	15.7
India | INR
Foreign Exchange Rates [Line Items]
Average rate	72.2	72.2
Year-end spot rate	74.3	73.1
Israel | ILS
Foreign Exchange Rates [Line Items]
Average rate	3.1	3.3
Year-end spot rate	3.0	3.2
Malta | EUR
Foreign Exchange Rates [Line Items]
Average rate	0.8	0.8
Year-end spot rate	0.8	0.8
Mexico | MXN
Foreign Exchange Rates [Line Items]
Average rate	20.5	19.4
Year-end spot rate	20.3	19.9
Morocco | MAD
Foreign Exchange Rates [Line Items]
Average rate	9.2	9.2
Year-end spot rate	9.2	8.9
Panama | USD
Foreign Exchange Rates [Line Items]
Average rate	1.0	1.0
Year-end spot rate	1.0	1.0
Peru | PEN
Foreign Exchange Rates [Line Items]
Average rate	4.0	3.5
Year-end spot rate	3.9	3.6
Uruguay | UYU
Foreign Exchange Rates [Line Items]
Average rate	44.7	39.8
Year-end spot rate	43.6	42.3